Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Purchases by Share Trusts [Abstract]
Amount of purchase	$ 28	$ 105	$ 26
Share Settlements by Share Trusts [Abstract]
Amount of settlement	$ 54	$ 38	$ 38
Share Units Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.0	0.5	0.0
Weighted-average price per share (in dollars per share)	$ 0	$ 170.85	$ 0
Amount of purchase	$ 0	$ 81	$ 0
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.3	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 122.08	$ 88.23	$ 88.23
Amount of settlement	$ 31	$ 15	$ 20
Employee Share Investment Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 156.89	$ 155.53	$ 142.90
Amount of purchase	$ 28	$ 24	$ 26
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 151.32	$ 141.60	$ 128.40
Amount of settlement	$ 23	$ 23	$ 18